Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ark ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001579982
Document Creation Date	dei_DocumentCreationDate	Sep. 05, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 04, 2019
Prospectus Date	rr_ProspectusDate	Nov. 30, 2018